Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Certain Payments Over the Next Five Years

Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2018	2019	2020	2021	2022	Thereafter	Total
Long-term debt (1)	$31	$269	$34	$15	$7	$3	$359
Transportation	12	10	9	7	5	14	57
Power infrastructure	8	2	—	—	—	—	10
Interest obligations	12	6	2	1	1	—	22
Office lease	34	34	34	34	34	73	243
Decommissioning liability	10	10	10	10	10	97	147

Total	$107	$331	$89	$67	$57	$187	$838

(1)	The 2019 figure includes $253 million related to the syndicated credit facility that is due for renewal in 2019. Historically, the Company has successfully renewed its syndicated credit facility.